Finance Expense, Net - Schedule of Finance Expense, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Expense Net [Abstract]
Interest expense	$ (2,605,167)	$ (978,477)	$ (216,576)
Interest income	91,320	52,934	71,765
Total	$ (2,513,847)	$ (925,543)	$ (144,811)